T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.5%
COMMUNICATION
SERVICES  4.9%
Entertainment  2.5%
Liberty Media Corp-Liberty Formula
One, Class C (1) 559,839 58,475
Liberty Media Corp-Liberty Live,
Class C (1) 244,600 23,719
Live Nation Entertainment (1) 50,200 8,203
90,397
Interactive Media & Services  1.1%
Match Group  274,251 9,687
Reddit, Class A (1) 130,306 29,969
39,656
Media  1.3%
New York Times, Class A  550,800 31,616
Trade Desk, Class A (1) 344,715 16,894
48,510
Total Communication Services 178,563
CONSUMER
DISCRETIONARY  16.6%
Diversified Consumer
Services  1.2%
Bright Horizons Family Solutions (1) 119,500 12,974
Duolingo (1) 76,100 24,492
McGraw Hill (1) 455,814 5,721
43,187
Hotels, Restaurants &
Leisure  11.0%
Domino's Pizza  127,239 54,930
DraftKings, Class A (1) 1,227,900 45,924
Hilton Worldwide Holdings  287,700 74,641
Planet Fitness, Class A (1) 431,400 44,779
Sportradar Group, Class A (1) 473,600 12,740
Texas Roadhouse  142,500 23,676
Viking Holdings (1) 821,189 51,045
Wingstop  43,900 11,049
Wyndham Hotels & Resorts  201,200 16,076
Yum! Brands  440,262 66,920
401,780
Household Durables  0.4%
TopBuild (1) 37,600 14,696
14,696
Specialty Retail  3.0%
Burlington Stores (1) 145,534 37,039
Ross Stores  260,000 39,621
Ulta Beauty (1) 62,703 34,283
110,943
Textiles, Apparel & Luxury
Goods  1.0%
Birkenstock Holding (1) 524,140 23,718
Shares $ Value
(Cost and value in $000s)
‡
On Holding, Class A (1) 313,300 13,268
36,986
Total Consumer Discretionary 607,592
CONSUMER STAPLES  3.4%
Consumer Staples Distribution &
Retail  2.7%
Casey's General Stores  60,820 34,383
Dollar Tree (1) 520,000 49,072
Maplebear (1) 386,300 14,200
97,655
Food Products  0.7%
McCormick  380,700 25,473
25,473
Total Consumer Staples 123,128
ENERGY  4.5%
Energy Equipment &
Services  1.5%
TechnipFMC  1,372,177 54,132
54,132
Oil, Gas & Consumable
Fuels  3.0%
Cheniere Energy  223,900 52,612
EQT  613,900 33,414
Expand Energy  229,600 24,393
110,419
Total Energy 164,551
FINANCIALS  8.3%
Capital Markets  4.5%
Bullish (1) 43,889 2,792
Cboe Global Markets  121,000 29,675
MarketAxess Holdings  81,900 14,271
MSCI  82,200 46,641
Raymond James Financial  234,900 40,544
TPG  231,795 13,317
Tradeweb Markets, Class A  149,100 16,547
163,787
Financial Services  1.4%
Corpay (1) 80,636 23,228
Klarna Group (1) 120,904 4,431
Toast, Class A (1) 686,000 25,046
52,705
Insurance  2.4%
Assurant  251,700 54,518
Axis Capital Holdings  123,200 11,803
Markel Group (1) 10,400 19,878
86,199
Total Financials 302,691
HEALTH CARE  20.1%
Biotechnology  6.2%
Alnylam Pharmaceuticals (1) 140,922 64,260
Arcellx (1) 110,100 9,039

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ascendis Pharma, ADR (1) 139,500 27,734
Biogen (1) 66,200 9,273
BioNTech, ADR (1) 142,000 14,004
Caris Life Sciences (1) 39,783 1,203
Caris Life Sciences, Acquisition
Date: 5/11/21, Cost $5,272 (1)(2) 278,943 8,438
CRISPR Therapeutics (1) 145,361 9,421
Cytokinetics (1) 363,000 19,951
Ionis Pharmaceuticals (1) 735,856 48,140
Revolution Medicines (1) 196,600 9,181
Vaxcyte (1) 217,065 7,819
228,463
Health Care Equipment &
Supplies  6.1%
Alcon  310,600 23,143
Align Technology (1) 142,300 17,819
Cooper (1) 641,100 43,954
Hologic (1) 1,231,600 83,121
Masimo (1) 53,500 7,894
QuidelOrtho (1) 328,400 9,671
Teleflex  294,700 36,059
221,661
Health Care Providers &
Services  0.9%
Encompass Health  136,500 17,338
Molina Healthcare (1) 86,400 16,534
33,872
Health Care Technology  2.1%
Veeva Systems, Class A (1) 254,700 75,878
75,878
Life Sciences Tools &
Services  4.8%
Agilent Technologies  530,100 68,038
Avantor (1) 2,138,400 26,687
Bruker  389,765 12,664
Mettler-Toledo International (1) 44,800 54,997
West Pharmaceutical Services  46,700 12,251
174,637
Total Health Care 734,511
INDUSTRIALS & BUSINESS
SERVICES  14.9%
Aerospace & Defense  2.7%
BWX Technologies  189,800 34,993
Firefly Aerospace (1) 56,415 1,654
StandardAero (1) 582,548 15,898
Textron  530,400 44,814
97,359
Commercial Services &
Supplies  0.8%
Veralto  217,600 23,198
Waste Connections  34,200 6,013
29,211
Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  0.6%
Quanta Services  53,900 22,337
22,337
Ground Transportation  1.7%
JB Hunt Transport Services  63,000 8,453
Old Dominion Freight Line  216,200 30,436
XPO (1) 193,100 24,962
63,851
Machinery  3.5%
Esab  348,720 38,966
Fortive  239,501 11,733
IDEX  40,500 6,592
Ingersoll Rand  570,200 47,110
ITT  128,600 22,988
127,389
Professional Services  4.5%
Booz Allen Hamilton Holding  268,800 26,866
Broadridge Financial Solutions  62,500 14,886
Equifax  109,900 28,193
Paylocity Holding (1) 241,766 38,506
TransUnion  446,429 37,402
UL Solutions, Class A  264,134 18,716
164,569
Trading Companies &
Distributors  1.1%
Ferguson Enterprises  178,000 39,975
39,975
Total Industrials & Business Services 544,691
INFORMATION
TECHNOLOGY  19.8%
Electronic Equipment,
Instruments & Components  3.2%
Amphenol, Class A  372,900 46,146
Corning  290,300 23,813
Keysight Technologies (1) 217,700 38,080
Ralliant  191,114 8,358
116,397
IT Services  0.3%
MongoDB (1) 35,800 11,112
11,112
Semiconductors & Semiconductor
Equipment  6.0%
Lattice Semiconductor (1) 956,000 70,094
MACOM Technology Solutions
Holdings (1) 208,600 25,969
Microchip Technology  617,700 39,669
Monolithic Power Systems  48,600 44,743
NXP Semiconductors  112,700 25,665
Teradyne  90,200 12,415
218,555
Software  9.3%
Atlassian, Class A (1) 136,670 21,826

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Aurora Innovation (1) 945,032 5,094
CCC Intelligent Solutions
Holdings (1) 3,826,187 34,857
HubSpot (1) 29,000 13,566
Manhattan Associates (1) 124,700 25,561
Monday.com (1) 74,600 14,449
Netskope, Class A (1) 203,238 4,620
Onestream (1) 397,359 7,323
PTC (1) 409,841 83,206
Tyler Technologies (1) 119,400 62,465
Zoom Communications (1) 268,200 22,127
Zscaler (1) 147,200 44,110
339,204
Technology Hardware, Storage &
Peripherals  1.0%
Pure Storage, Class A (1) 422,283 35,391
35,391
Total Information Technology 720,659
MATERIALS  3.3%
Construction Materials  1.2%
Martin Marietta Materials  69,200 43,615
43,615
Containers & Packaging  2.1%
Avery Dennison  217,200 35,223
Ball  442,000 22,286
Sealed Air  502,300 17,756
75,265
Total Materials 118,880
REAL ESTATE  0.5%
Real Estate Management &
Development  0.5%
CoStar Group (1) 223,600 18,865
Total Real Estate 18,865
Total Miscellaneous Common
Stocks  1.2% (3) 45,720
Total Common Stocks (Cost
$2,382,438) 3,559,851
CONVERTIBLE PREFERRED STOCKS  0.7%
INFORMATION
TECHNOLOGY  0.5%
Software  0.5%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $3,789 (1)(2)(4) 51,566 7,735
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $1,250 (1)(2)(4) 17,003 2,550
Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $2,611 (1)(2)(4) 28,226 4,234
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(4) 166,336 2,156
Total Information Technology 16,675
MATERIALS  0.2%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(2)(4) 81,901 3,855
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $7,712 (1)(2)(4) 186,841 3,404
Total Materials 7,259
Total Convertible Preferred Stocks
(Cost $22,711) 23,934
SHORT-TERM INVESTMENTS  2.0%
Money Market Funds  2.0%
T. Rowe Price Treasury Reserve
Fund, 4.17% (5)(6) 72,821,129 72,821
Total Short-Term Investments
(Cost $72,821) 72,821
Total Investments in
Securities  100.2%
(Cost $2,477,970) $ 3,656,606
Other Assets Less Liabilities
(0.2)% (6,367)
Net Assets 100.0% $ 3,650,239

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

.
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $32,372 and represents 0.9% of net assets.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.17% $ —# $ — $ 2,578+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Treasury Reserve Fund, 4.17% $ 82,328  ¤  ¤ $ 72,821^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,578 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $72,821.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Mid-Cap Equity Growth Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E116-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,551,413 $ 8,438 $ — $ 3,559,851
Convertible Preferred Stocks — — 23,934 23,934
Short-Term Investments 72,821 — — 72,821
Total $ 3,624,234 $ 8,438 $ 23,934 $ 3,656,606